Zurich Scudder Investments, Inc.
                                         Two International Place
                                         Boston, MA  02110
                                         August 2, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

     RE: Investors Florida Municipal Cash Fund, Investors Michigan Municipal Cash Fund, Investors New Jersey Municipal Cash Fund, Investors Pennsylvania Municipal Cash Fund, and Tax-Exempt New York Money Market Fund (the "Portfolios"), each a series of Investors Municipal Cash Fund (Reg. No. 33-34819) (811-6108) (the "Trust"), Post Effective Amendment No. 18 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 18 to the Trust's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on July 31, 2001.

     Comments or questions concerning this certificate may be directed to Lauren Giudice at 617-295-2560.

                                                  Very truly Yours,



                                                  /s/Lauren Giudice
                                                  -----------------
                                                  Lauren Giudice